Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings
The following table summarizes the Company's outstanding borrowings:

(in thousands)	December 31, 2016	December 31, 2015

2016 Credit and Security Agreement (2013 Loan and Security Agreement as of December 31, 2015)	$3,603	$3,278
Term Loan	3,676	5,000
Discount on Term Loan	(1,122)	(2,785)
Unamortized debt issuance costs related to Term Loan	(336)	(163)
Total debt	5,821	5,330
Short-term portion	(5,821)	(5,330)
Total long-term debt, net	$—	$—

Schedule of Components of Interest Expense
The following table summarizes the components of interest expense for the years ended December 31, 2016 and 2015:

(in thousands)	December 31, 2016	December 31, 2015

Interest expense on Term Loan (effective interest rate at December 31, 2016 and 2015 was 15%)	$658	$529
Interest expense on 2013 Loan and Security Agreement	48	94
Interest expense on 2016 Credit and Security Agreement	311	—
Accretion of termination fees (over term of Term Loan at rate of 8%)	187	88
Amortization of debt issuance costs	362	385
Write-off of debt issuance costs related to 2013 Loan and Security Agreement	282	—
Amortization of debt discount associated with SWK Warrants #1 and #2 (defined below)	1,663	780
Mark to market of SWK Warrant #2 (defined below)	59	(80)
Total	$3,570	$1,796